UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Inflation Protected Plus Fund

	Principal Amount ($)	Value ($)

Government & Agency Obligations 94.9%
US Government Sponsored Agencies 5.6%
Federal National Mortgage Association, 3.895% *, 2/17/2009	3,815,000	3,788,371
US Treasury Obligations 89.3%
US Treasury Bills:
2.099% **, 1/17/2008 (a)	7,000	6,993
2.2% **, 1/17/2008 (a)	29,000	28,972
2.358% **, 1/17/2008 (a)	1,000	999
2.414% **, 1/17/2008 (a)	1,000	999
2.468% **, 1/17/2008 (a)	2,000	1,998
2.597% **, 1/17/2008 (a)	2,000	1,998

2.66% **, 1/17/2008 (a)				11,000	10,987
3.03% **, 1/17/2008 (a)				45,000	44,939
3.7% **, 1/17/2008 (a)				304,000	303,666
US Treasury Inflation-Indexed Bonds:
2.375%, 1/15/2025				13,300,320	13,963,261
3.375%, 4/15/2032				4,472,676	5,728,518
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010				3,528,992	3,517,138
2.0%, 1/15/2016				13,157,750	13,503,141
2.375%, 4/15/2011				6,289,106	6,555,412
3.0%, 7/15/2012				15,396,102	16,674,703

					60,343,724

Total Government & Agency Obligations (Cost $62,078,122)					64,132,095
				Shares	Value ($)

Cash Equivalents 3.6%
Cash Management QP Trust, 4.67% (b) (Cost $2,389,803)				2,389,803	2,389,803
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $64,467,925)				98.5	66,521,898
Other Assets and Liabilities, Net				1.5	1,030,948

Net Assets				100.0	67,552,846

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2007.

**				Annualized yield at time of purchase; not a coupon rate.
(a)				At December 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At December 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Canadian Government Bond	3/19/2008	38	4,465,355	4,424,702	(40,653)
10 Year US Treasury Note	3/19/2008	14	1,594,418	1,587,469	(6,949)
United Kingdom Treasury Bond	3/27/2008	34	7,449,110	7,460,412	11,302
Total net unrealized depreciation					(36,300)

At December 31, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year Australian Bond	3/17/2008	81	6,965,491	6,947,955	17,536
10 Year Federal Republic of Germany Bond	3/6/2008	24	4,040,660	3,968,940	71,720
10 Year Japanese Government Bond	3/11/2008	1	1,219,059	1,224,634	(5,575)
2 Year Federal Republic of Germany Bond	3/6/2008	24	3,649,817	3,626,645	23,172
Total net unrealized appreciation					106,853

The Fund had the following open forward foreign currency exchange contracts at December 31, 2007:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	133,700	AUD	156,000	3/19/2008	2,595
USD	683,482	CAD	691,000	3/19/2008	17,126
USD	66,736	CAD	67,000	3/19/2008	1,195
USD	373,105	EUR	259,000	3/19/2008	5,843
USD	972,864	NOK	5,306,000	3/19/2008	2,145
USD	92,145	NOK	515,000	3/19/2008	2,489
USD	3,257,063	SGD	4,669,000	3/19/2008	3,014
USD	311,983	SGD	453,000	3/19/2008	4,319
SEK	6,728,000	USD	1,051,792	3/19/2008	10,295
Total net unrealized appreciation					49,021

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	1,423,953	AUD	1,613,000	3/19/2008	(14,338)
USD	3,914,885	EUR	2,665,000	3/19/2008	(15,667)
JPY	382,290,000	USD	3,450,738	3/19/2008	(885)
JPY	37,089,000	USD	331,258	3/19/2008	(3,611)
USD	3,569,141	GBP	1,749,000	3/19/2008	(95,060)
USD	340,000	GBP	170,000	3/19/2008	(2,325)
SEK	653,000	USD	99,375	3/19/2008	(1,710)
CHF	5,824,000	USD	5,165,410	3/19/2008	(2,226)
CHF	565,000	USD	492,045	3/19/2008	(9,280)
Total net unrealized depreciation					(145,102)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008